Marketable securities and other investments	12 Months Ended
Mar. 31, 2016
Marketable securities and other investments

7. Marketable securities and other investments:

“Marketable securities and other investments” as of March 31, 2015 and 2016 comprised the following:

	Millions of yen
	2015	2016
Marketable securities:
Available-for-sale	¥181,830	¥170,477
Other investments	13,217	12,428

Marketable securities and other investments (Non-current)	¥195,047	¥182,905

The carrying amount and fair value of debt securities classified as available-for-sale included in “Marketable securities and other investments” as of March 31, 2015 and 2016, aggregated by maturities, were as follows:

	Millions of yen
	2015		2016
	Carrying amount	Fair value	Carrying amount	Fair value
Due after 1 year through 5 years	¥6	¥6	¥—	¥—
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥6	¥6	¥—	¥—

The cost, gross unrealized holding gains and losses and fair value as of March 31, 2015 and 2016, aggregated by type of available-for-sale securities included in “Marketable securities and other investments,” were as follows:

	Millions of yen
	2015
	Cost /Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥105,396	¥76,662	¥234	¥181,824
Debt securities	5	1	—	6

	Millions of yen
	2016
	Cost /Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥103,179	¥68,150	¥852	¥170,477

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	Millions of yen
	2014	2015	2016
Proceeds	¥2,729	¥1,003	¥8,836
Gross realized gains	1,846	609	5,867
Gross realized losses	(44)	(734)	(42)

The fair value of and gross unrealized holding losses on available-for-sale securities and cost method investments included in other investments as of March 31, 2015 and 2016, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position, were as follows:

	Millions of yen
	2015
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥3,094	¥234	¥—	¥—	¥3,094	¥234
Cost method investments	—	—	192	1,935	192	1,935

	Millions of yen
	2016
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥2,656	¥351	¥2,680	¥501	¥5,336	¥852
Cost method investments	16	37	57	1,154	73	1,191

Other investments include long-term investments in various privately held companies.

For long-term investments in various privately held companies for which there are no quoted market prices, a reasonable estimate of fair value could not be made without incurring excessive costs. Accordingly, DOCOMO believes that it is not practicable to disclose estimated fair values of these cost method investments. Unless DOCOMO identifies events or changes in circumstances that may have had a significant adverse effect on the fair value of these investments, the fair value of such cost method investments is not estimated.

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Cost method investments included in other investments	¥13,178	¥12,394
Including: Investments whose fair values were not evaluated for impairment	11,050	11,058

The amount of other-than-temporary impairment of “marketable securities and other investments” is disclosed in Note 14 “Other income (expense).”